10. Stockholders' Equity (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Authorized Preferred Stock, Shares	50,000,000
Authorized Preferred Stock, Par Value	$ 0.0001
Preferred Stock Outstanding	0
Common shares issued for stock options, value	$ (88,000)
Risk-free interest rate	147.00%
Volatility	28900.00%
Archival Assets [Member]
Date of Agreement	Jan. 11, 2017
Common shares issued for stock options, shares	100,000
Common shares issued for stock options, value	$ 26,532
Market value of stock	$ .29
Dividend Yield	0.00%
Website development services [Member]
Date of Agreement	Nov. 01, 2014
Contract Price	$ 193,000
Payable in Cash	$ 40,000
Payable in Shares	510,000
Common shares issued for cash, shares	229,300
Common shares issued for cash, value	$ 45,860
Common shares issued for services, shares	170,000
Common shares issued for services, value	$ 51,000
Common stock to be issued for services, shares	340,000
Common stock to be issued for services, value	$ 102,000